Annual Fund Operating Expenses - Putnam Small Cap Value Fund	Jun. 30, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.14%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.89%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.39%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.76%
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.89%